OTHER INCOME AND OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER INCOME	Other income for the years ended December 31, 2023, 2022 and 2021 were as follows:
	2023	2022	2021

Interest income	$300,189	$94,130	$87,923
Other	7,633	5,997	63,468
Total	$307,822	$100,127	$151,391

SCHEDULE OF OTHER EXPENSES

Other expenses for the years ended December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	2021

Transaction-related costs	$6,150,988	$306,059	$1,367,647
Loss on disposition of fixed assets	83,389	30,270	—
Legal provision	(101,741)	274,844	—
Total	$6,132,636	$611,173	$1,367,647